Ivy Funds

Supplement dated August 18, 2017 to the

Ivy ProShares Index Funds Prospectus

dated April 20, 2017

as supplemented July 28, 2017

Effective September 18, 2017, Class E shares of each of the five funds included in this prospectus will be opened to new investments and will be available for purchase pursuant to the terms contained in this prospectus.

Effective September 18, 2017, the minimum amount to open an account for Class E shares of each Fund will be reduced to $250. Therefore, on that date, the following changes are made to the prospectus:

∎	The following replaces in its entirety the table under the section “Purchase and Sale of Fund Shares” on pages 6, 10, 16, 21 and 26:

For Class A and Class E:
To Open an Account (Class A)	$750
To Open an Account (Class E)	$250
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class N and Class R:
Please check with your broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

∎	The following replaces in its entirety the table under the section “Your Account — Buying Shares — Minimum Investments” on page 59:

For Class A and Class E:
To Open an Account (Class A)	$750 (per Fund	)
To Open an Account (Class E)	$250 (per Fund	)
For certain exchanges	see below	[1]
For accounts opened with AIS	$150 (per Fund	)*
For accounts established through payroll deductions and salary deferrals	Any amount
For retirement accounts established with employer discretionary contributions	Any amount
To Add to an Account	Any amount
For certain exchanges	$50 (per Fund	)
For AIS	$50 (per Fund	)
For payroll deductions and salary deferral	Any amount
For Class I, Class N and Class R:
Please check with your broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

[1]	Minimum investment for an exchange is either (i) a single $750 exchange ($250 exchange for Class E Shares) or (ii) the combination of a $150 exchange in combination with either (a) a $50 per month AIS or (b) a $50 per month systematic exchange from another fund.
*	An account may be opened with no initial investment and AIS set up on the account if the account is pending a Transfer of Assets from another investment company/retirement account custodian.

Supplement	Prospectus	1